SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

21. SUBSEQUENT EVENTS

The Company entered into two collar arrangements per month with a third party with one-month term to hedge the effect of future price fluctuations on Ethereum from July 2023 to September 2023. The arrangements will result in the Company settling a certain amount of Ethereum at prices within a range. Pursuant to the arrangements, the Company transferred Ethereum to the counterparty and received USDT and USDC equal to 70% of the initial notional amount of the Ethereum at the agreement date.